Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Detail)	9 Months Ended
	Sep. 30, 2019 USD ($) MWh gal Bcf
Fixed Price - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	125	[1]
Fixed Price - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	44	[2]
Basis - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	256
Basis - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	151
Fixed Price - Electricity - Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	3,262,550
Financial Transmission Rights - Electricity- Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	74,936,524
Financial Transmission Rights - Electricity- Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	74,936,524
NGLs - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | gal	17,892,000
NGLs - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	17,892,000
Interest Rate - Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	$ 850,000,000	[3]
Interest Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	550,000,000
Interest Rate - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	300,000,000
Foreign Exchange - Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	0	[3],[4]
Foreign Exchange - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	$ 0	[3],[4]
Fixed Price - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	63	[1]
Fixed Price - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	16	[2]
Basis - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	541
Basis - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	472
Fixed Price - Electricity - Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	369,850
Financial Transmission Rights - Electricity- Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	0
Financial Transmission Rights - Electricity- Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	0
NGLs - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | gal	0
NGLs - Non-current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	0
Interest Rate - Non-current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	$ 5,384,447,114	[3]
Interest Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	1,200,000,000
Interest Rate - Non-current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	1,000,000,000
Foreign Exchange - Non- Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	280,000,000	[3],[4]
Foreign Exchange - Non- Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	$ 280,000,000	[3],[4]

[1]	Includes options.
[2]	Includes options.
[3]	Maturity is determined based on final settlement period.
[4]	Euro equivalent volumes are €250,000,000.